Investment Strategy	Jan. 27, 2025
Service Class Shares C000222972 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name) which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a very conservative investor, that is, an investor anticipating very low fluctuations in annual return on a year-over-year basis. Under normal circumstances, the Fund seeks to maintain a standard deviation between 1% to 3.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals.

The Fund will generally allocate 85%-100% of the Fund’s assets among a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining portion of the Fund’s assets (up to 15%) will generally be dedicated to investments in Underlying Funds that focus on investments in Underlying Funds that invest in equity securities that have the potential of paying dividends on an annual basis. The equity allocation will be invested primarily in Underlying Funds that invest in U.S. securities and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies).

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into fixed income has been determined, the next step would be to identify the amount allocated between investment grade and high-yield securities. Once this has been determined, the next decision is to determine the allocation into short term, intermediate term, and long-term securities within each applicable sub- group. When the allocations have been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to, Underlying Funds that invest in short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, and convertible bonds.

The asset allocation mix between money markets, bonds and dividend paying stocks will be done in a manner designed to keep pace with inflation.

Service Class Shares C000222968 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which, involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative investor, that is, an investor anticipating low fluctuations in annual return on a year-over-year basis. This is identified by standard deviations that are slightly greater than that of a very conservative investor, but less than those of a typical conservative/moderate risk investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 2.5% to 5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 70%-85% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 15%-30% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds) and money markets, with a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to, Underlying Funds that invest in short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds and convertible bonds. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner designed to keep pace with inflation.

Service Class Shares C000222969 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative/moderate investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical moderate risk investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 4% to 6.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 50%-70% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 30%-50% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Service Class Shares C000222971 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative/moderate investor, but less than those of a typical growth-oriented investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 5.5% to 8.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 30%-50% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 50%-70% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc. Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 50% to 70% allocated to equities at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of providing both income and growth. For instance, in periods when interest rates are relatively high, the Fund may increase its allocation to fixed income and in periods when interest rates are relatively low, the Fund may increase its allocation to equity. In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Service Class Shares C000222970 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a growth-oriented investor. This is identified by standard deviations that are slightly greater than that of a moderate risk investor, but less than those of an aggressive growth investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 8% to 11% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 15%-30% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 70%-85% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc. Systelligence, LLC (the “Adviser”) incorporates a” Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation into “Satellite” holdings is accomplished by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Fund will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Service Class Shares C000222967 [Member] | Fund Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annualized performance fluctuation within standard deviation parameters that would be suitable for an aggressive growth-oriented investor, therefore being the most volatile investment of the funds within the family of funds comprising the E-Valuator Funds. Under normal circumstances, the Fund seeks to maintain a standard deviation between 9.5% to 13.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 1%-15% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 85%-99% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc. Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aide in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

R4 Class Shares C000229455 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name) which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a very conservative investor, that is, an investor anticipating very low fluctuations in annual return on a year-over-year basis. Under normal circumstances, the Fund seeks to maintain a standard deviation between 1% to 3.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 85%-100% of the Fund’s assets among a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining portion of the Fund’s assets (up to 15%) will generally be dedicated to investments in Underlying Funds that focus on investments in Underlying Funds that invest in equity securities that have the potential of paying dividends on an annual basis. The equity allocation will be invested primarily in Underlying Funds that invest in U.S. securities and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies).

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into fixed income has been determined, the next step would be to identify the amount allocated between investment grade and high-yield securities. Once this has been determined, the next decision is to determine the allocation into short term, intermediate term, and long-term securities within each applicable sub- group. When the allocations have been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to Underlying Funds that invest in short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, and convertible bonds.

The asset allocation mix between money markets, bonds and dividend paying stocks will be done in a manner designed to keep pace with inflation.

R4 Class Shares C000229451 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which, involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative investor, that is, an investor anticipating low fluctuations in annual return on a year-over-year basis. This is identified by standard deviations that are slightly greater than that of a very conservative investor, but less than those of a typical conservative/moderate risk investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 2.5% to 5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals.

The Fund will generally allocate 70%-85% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high- yield securities (also referred to as “junk bonds”). The remaining 15%-30% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds) and money markets, with a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to Underlying Funds that invest in short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds and convertible bonds. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner designed to keep pace with inflation.

R4 Class Shares C000229452 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative/moderate investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical moderate risk investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 4% to 6.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals.

The Fund will generally allocate 50%-70% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high- yield securities (also referred to as “junk bonds”). The remaining 30%-50% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

R4 Class Shares C000229454 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1- year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative/moderate investor, but less than those of a typical growth-oriented investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 5.5% to 8.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 30%-50% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 50%-70% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/ or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc. Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 50% to 70% allocated to equities at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of providing both income and growth. For instance, in periods when interest rates are relatively high, the Fund may increase its allocation to fixed income and in periods when interest rates are relatively low, the Fund may increase its allocation to equity. In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

R4 Class Shares C000229453 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a growth-oriented investor. This is identified by standard deviations that are slightly greater than that of a moderate risk investor, but less than those of an aggressive growth investor. Under normal circumstances, the Fund seeks to maintain a standard deviation between 8% to 11% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals.

The Fund will generally allocate 15%-30% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high- yield securities (also referred to as “junk bonds”). The remaining 70%-85% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation into “Satellite” holdings is accomplished by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Fund will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/ when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

R4 Class Shares C000229450 [Member] | Fund Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk- managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annualized performance fluctuation within standard deviation parameters that would be suitable for an aggressive growth-oriented investor, therefore being the most volatile investment of the funds within the family of funds comprising the E-Valuator Funds. Under normal circumstances, the Fund seeks to maintain a standard deviation between 9.5% to 13.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the standard deviation goals. The Fund will generally allocate 1%-15% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 85%-99% of the Fund’s assets will generally be allocated to Underlying Funds that invest in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market Equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aide in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between foreign and domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitative-based models in which an Underlying Fund must meet a performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives such as put and call options on stocks and stock indices, and index futures contracts and options thereon, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities. The Underlying Funds may utilize derivatives to, among other things, seek to enhance return, to hedge some of the Underlying Fund’s investments or as a substitute for a position in the underlying asset. Additionally, some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.